Average Annual Total Returns{- Fidelity Advisor® Limited Term Bond Fund} - 08.31 Fidelity Advisor Limited Term Bond Fund Retail PRO-05 - Fidelity Advisor® Limited Term Bond Fund	Fidelity Limited Term Bond Fund Return Before Taxes Past 1 year	Fidelity Limited Term Bond Fund Return Before Taxes Past 5 years	Fidelity Limited Term Bond Fund Return Before Taxes Since Inception		Fidelity Limited Term Bond Fund After Taxes on Distributions Past 1 year	Fidelity Limited Term Bond Fund After Taxes on Distributions Past 5 years	Fidelity Limited Term Bond Fund After Taxes on Distributions Since Inception		Fidelity Limited Term Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Limited Term Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Limited Term Bond Fund After Taxes on Distributions and Sales Since Inception		LB087 Past 1 year	LB087 Past 5 years	LB087 Since Inception		F1871 Past 1 year	F1871 Past 5 years	F1871 Since Inception
Total	6.03%	2.35%	2.25%	[1]	4.97%	1.49%	1.39%	[1]	3.56%	1.41%	1.33%	[1]	5.01%	2.03%	1.85%	[1]	6.11%	2.50%	2.32%	[1]

[1]	(a)From November 1, 2013